Derivative financial instruments (Details 7) $ in Thousands	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Expected cash disbursement for income tax payments	$ 59,058
Total	59,058
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected cash disbursement for income tax payments	22,727
Total	22,727
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected cash disbursement for income tax payments	28,359
Total	28,359
Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected cash disbursement for income tax payments	7,972
Total	$ 7,972